Income Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Current
Current income tax benefit (expense)	$ (186,021)	$ (286,369)
Deferred
Deferred Income Tax Expense (Benefit)		634,500
Total income tax benefit (expense)	(186,021)	(920,869)
U.S. [Member]
Current
Current income tax benefit (expense)		(33,113)
Deferred
Deferred Income Tax Expense (Benefit)		(634,500)
Hong Kong [Member]
Current
Current income tax benefit (expense)		(2,792)
Deferred
Deferred Income Tax Expense (Benefit)
PRC [Member]
Current
Current income tax benefit (expense)	(186,021)	(250,464)
Deferred
Deferred Income Tax Expense (Benefit)